Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Summary of significant subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2021. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2021	2020
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2021	2020
Current assets	329	357
Non-current assets	1,010	1,032
Total assets	1,339	1,389
Current liabilities	220	159
Non-current liabilities	226	227
Total liabilities	446	386
Total equity attributable to BCE shareholders	622	699
NCI	271	304
(1)At December 31, 2021 and 2020, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2021 and 2020 include $5 million and $6 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2021	2020
Operating revenues	879	754
Net earnings	158	202
Net earnings attributable to NCI	51	64
Total comprehensive income	164	200
Total comprehensive income attributable to NCI	53	63
Cash dividends paid to NCI	86	53
(1)CTV Specialty's net earnings and total comprehensive income include $5 million directly attributable to NCI for 2021 and 2020, respectively.

Compensation of key management personnel
The following table includes compensation of key management personnel for the years ended December 31, 2021 and 2020 included in our income statements. Key management personnel has the authority and responsibility for overseeing, planning, directing and controlling our business activities and consists of our Board of Directors and our Executive Leadership Team.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Wages, salaries, fees and related taxes and benefits	(23)	(30)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(21)	(26)
Key management personnel compensation expense	(47)	(59)